Cash and Cash Equivalents and Marketable Securities - Schedule of Marketable Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Marketable securities
Total	$ 946	$ 1,136
Current	888	1,083
Non-current	58	53
Marketable securities [Member]
Marketable securities
Fair value through profit or loss	875	1,083
Fair value through other comprehensive income	7	8
Amortised cost	64	45
Brazil member
Marketable securities
Total	927	1,136
Current	875	1,083
Non-current	52	53
Brazil member | Marketable securities [Member]
Marketable securities
Fair value through profit or loss	875	1,083
Fair value through other comprehensive income	7	8
Amortised cost	45	$ 45
Foreign countries [member]
Marketable securities
Total	19
Current	13
Foreign countries [member] | Marketable securities [Member]
Marketable securities
Amortised cost	19
Non-current	$ 6